Subsequent events (Details) - EUR (€) € in Thousands	1 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024
GSK
Subsequent events
Upfront Payments Received Or Receivable			€ 225,000
Entering into Licensing Agreements | GSK
Subsequent events
Development milestone payments	€ 10,000
Upfront Payments Received Or Receivable	€ 400,000	€ 400,000
Additional development, regulatory and sales milestones		1,050,000
New licensing agreement		€ 1,450,000
Announcing or commencing implementation of major restructuring
Subsequent events
Workforce reduction		30.00%
Restructuring, CureVac expects operational expenses		30.00%
Decrease in Personnel Costs		€ 25,000
Restructuring charges		€ 15,000